Strategic Funds, Inc.

 -Dreyfus Select Managers Large Cap Growth Fund (“DSMLCGF”)

 -Dreyfus Select Managers Small Cap Growth Fund (“DSMSCGF”)

Incorporated herein by reference are revised version of the prospectuses and statement of additional information for DSMLCGF and DSMSCGF, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 5, 2011 (SEC Accession  No. 0001247088-11-000029).

INDEX OF EXHIBITS

_________________________

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.